Mid-Cap Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)
Basic Materials (4.1%)
Newmont Corp.	388,751	17,603
International Paper Co.	186,088	5,793
^ International Flavors & Fragrances Inc.	50,667	5,172
Nucor Corp.	143,536	5,170
FMC Corp.	61,542	5,027
Freeport-McMoRan Inc.	654,376	4,417
Celanese Corp.	57,220	4,200
Arconic Inc.	184,319	2,960
Albemarle Corp.	50,401	2,841
CF Industries Holdings Inc.	102,830	2,797
Eastman Chemical Co.	57,937	2,699
Mosaic Co.	161,178	1,744
Reliance Steel & Aluminum Co.	15,082	1,321
* Axalta Coating Systems Ltd.	50,397	870
Westlake Chemical Corp.	18,347	700
		63,314
Consumer Goods (9.8%)
* Lululemon Athletica Inc.	55,447	10,510
Clorox Co.	59,505	10,309
McCormick & Co. Inc.	58,634	8,280
Church & Dwight Co. Inc.	116,410	7,471
Tiffany & Co.	54,080	7,003
Conagra Brands Inc.	230,857	6,773
* Take-Two Interactive Software Inc.	53,756	6,376
Hormel Foods Corp.	126,623	5,906
JM Smucker Co.	51,340	5,699
DR Horton Inc.	165,999	5,644
Lennar Corp. Class A	132,886	5,076
Garmin Ltd.	67,681	5,073
Genuine Parts Co.	65,514	4,411
Hasbro Inc.	61,092	4,371
* NVR Inc.	1,671	4,293
Campbell Soup Co.	92,976	4,292
Corteva Inc.	177,769	4,178
Tyson Foods Inc. Class A	70,069	4,055
Lamb Weston Holdings Inc.	69,409	3,963
* WABCO Holdings Inc.	24,280	3,279
Molson Coors Beverage Co. Class B	83,772	3,268
Aptiv plc	60,687	2,988
Fortune Brands Home & Security Inc.	66,180	2,862
PulteGroup Inc.	122,423	2,733
* LKQ Corp.	130,392	2,674
Bunge Ltd.	63,709	2,614
Whirlpool Corp.	29,895	2,565

	Newell Brands Inc.	180,232	2,393
	BorgWarner Inc.	97,709	2,381
	Lear Corp.	28,660	2,329
*	Mohawk Industries Inc.	27,153	2,070
	Tapestry Inc.	130,904	1,695
	Ralph Lauren Corp.	22,482	1,502
	PVH Corp.	35,246	1,327
^,*	Under Armour Inc. Class A	88,915	819
	Coty Inc. Class A	143,716	742
*	Under Armour Inc. Class C	91,769	740
	Levi Strauss & Co. Class A	21,400	266
	Lennar Corp. Class B	6,899	200
			153,130
Consumer Services (9.6%)
*	Chipotle Mexican Grill Inc. Class A	13,205	8,641
*	Dollar Tree Inc.	112,286	8,250
*	Liberty Broadband Corp. Class C	68,576	7,593
*	Copart Inc.	99,249	6,800
	Domino's Pizza Inc.	19,420	6,293
	Best Buy Co. Inc.	106,300	6,059
	AmerisourceBergen Corp. Class A	68,434	6,056
	Omnicom Group Inc.	103,156	5,663
*	AutoZone Inc.	5,665	4,793
	Tractor Supply Co.	56,050	4,739
	FactSet Research Systems Inc.	18,060	4,708
*	Ulta Beauty Inc.	26,515	4,659
*	CarMax Inc.	78,063	4,202
	Expedia Group Inc.	65,969	3,712
*	Roku Inc.	41,300	3,613
*	Altice USA Inc. Class A	149,382	3,330
	Darden Restaurants Inc.	58,043	3,161
*	Live Nation Entertainment Inc.	65,800	2,991
	Interpublic Group of Cos. Inc.	184,160	2,982
	Advance Auto Parts Inc.	31,251	2,916
*	Discovery Communications Inc. Class C	161,316	2,829
	Wynn Resorts Ltd.	43,454	2,615
	MGM Resorts International	219,406	2,589
	Royal Caribbean Cruises Ltd.	79,382	2,554
*	Lyft Inc. Class A	94,863	2,547
	Rollins Inc.	69,698	2,519
*	Burlington Stores Inc.	15,700	2,488
	Aramark	118,171	2,360
	American Airlines Group Inc.	187,070	2,280
*	Liberty Media Corp-Liberty SiriusXM Class C	72,057	2,278
*	DISH Network Corp. Class A	113,240	2,264
	News Corp. Class A	237,521	2,132
	Nielsen Holdings plc	168,338	2,111
	ViacomCBS Inc. Class B	126,552	1,773
	Alaska Air Group Inc.	58,733	1,672
*	United Airlines Holdings Inc.	50,764	1,602
^,*	Wayfair Inc.	29,500	1,576
	Vail Resorts Inc.	9,600	1,418
*	Discovery Inc. Class A	72,104	1,402
*	Liberty Media Corp-Liberty SiriusXM Class A	41,745	1,323
*	Liberty Broadband Corp. Class A	12,165	1,302
*	Norwegian Cruise Line Holdings Ltd.	100,904	1,106
	Kohl's Corp.	75,305	1,099

	Hyatt Hotels Corp. Class A	16,548	793
*	Chewy Inc.	20,300	761
^,*	Carvana Co.	11,900	656
	ViacomCBS Inc. Class A	2,790	50
	News Corp. Class B	3,475	31
			149,291
Financials (21.2%)
	SBA Communications Corp.	53,351	14,403
	Digital Realty Trust Inc.	99,038	13,757
	MSCI Inc. Class A	38,167	11,029
	IHS Markit Ltd.	180,606	10,836
	Willis Towers Watson plc	60,990	10,359
	Realty Income Corp.	154,605	7,709
	Alexandria Real Estate Equities Inc.	54,623	7,487
	Arthur J Gallagher & Co.	88,480	7,212
	Essex Property Trust Inc.	31,393	6,914
	Equifax Inc.	57,374	6,853
	First Republic Bank	79,940	6,577
	M&T Bank Corp.	59,368	6,140
	Hartford Financial Services Group Inc.	171,082	6,029
	Cincinnati Financial Corp.	77,452	5,844
	KKR & Co. Inc. Class A	247,992	5,820
*	Markel Corp.	6,225	5,776
	Healthpeak Properties Inc.	241,524	5,760
*	CBRE Group Inc. Class A	150,839	5,688
	MarketAxess Holdings Inc.	17,050	5,670
	Duke Realty Corp.	174,394	5,647
	Extra Space Storage Inc.	58,423	5,595
	Mid-America Apartment Communities Inc.	54,048	5,569
	Sun Communities Inc.	43,900	5,481
	Invitation Homes Inc.	255,460	5,459
*	Arch Capital Group Ltd.	182,750	5,201
	Nasdaq Inc.	54,461	5,171
	UDR Inc.	138,866	5,074
	AvalonBay Communities Inc.	33,110	4,873
	KeyCorp	466,903	4,842
	WP Carey Inc.	81,600	4,739
	Cboe Global Markets Inc.	52,493	4,685
	Loews Corp.	120,092	4,183
	Principal Financial Group Inc.	131,558	4,123
	Regions Financial Corp.	457,259	4,102
	Huntington Bancshares Inc.	491,433	4,035
	Citizens Financial Group Inc.	206,467	3,884
	Host Hotels & Resorts Inc.	339,486	3,748
	Raymond James Financial Inc.	59,205	3,742
	Everest Re Group Ltd.	19,316	3,717
*	SVB Financial Group	24,406	3,687
	E*TRADE Financial Corp.	107,228	3,680
	Camden Property Trust	45,965	3,642
	Western Union Co.	199,191	3,611
	Alleghany Corp.	6,497	3,589
	Annaly Capital Management Inc.	678,676	3,441
	WR Berkley Corp.	65,321	3,408
	Globe Life Inc.	46,242	3,328
	Iron Mountain Inc.	135,900	3,234
	Fidelity National Financial Inc.	124,149	3,089
	Ameriprise Financial Inc.	30,000	3,074

Regency Centers Corp.	79,319	3,048
Weyerhaeuser Co.	176,343	2,989
SEI Investments Co.	64,137	2,972
Vornado Realty Trust	81,704	2,958
Equitable Holdings Inc.	198,404	2,867
AGNC Investment Corp.	256,590	2,715
Federal Realty Investment Trust	35,806	2,671
Ally Financial Inc.	180,467	2,604
Voya Financial Inc.	63,767	2,586
Reinsurance Group of America Inc.	29,625	2,493
VEREIT Inc	508,326	2,486
Lincoln National Corp.	93,872	2,471
Zions Bancorp NA	81,144	2,171
Franklin Resources Inc.	129,874	2,168
Comerica Inc.	68,338	2,005
Kimco Realty Corp.	190,548	1,843
* Athene Holding Ltd. Class A	67,528	1,676
SL Green Realty Corp.	38,051	1,640
Invesco Ltd.	171,340	1,556
Jones Lang LaSalle Inc.	12,251	1,237
People's United Financial Inc.	105,571	1,167
Interactive Brokers Group Inc.	17,212	743
		330,582
Health Care (10.4%)
* Centene Corp.	276,950	16,454
* DexCom Inc.	43,400	11,686
ResMed Inc.	68,219	10,048
* IDEXX Laboratories Inc.	40,700	9,859
* IQVIA Holdings Inc.	78,237	8,439
* BioMarin Pharmaceutical Inc.	85,228	7,202
Cardinal Health Inc.	138,700	6,649
* Seattle Genetics Inc.	56,858	6,560
Cooper Cos. Inc.	23,563	6,496
Teleflex Inc.	21,923	6,420
* Incyte Corp.	86,805	6,357
* Align Technology Inc.	33,640	5,852
* Laboratory Corp. of America Holdings	46,074	5,823
* Alnylam Pharmaceuticals Inc.	52,905	5,759
Quest Diagnostics Inc.	63,906	5,132
* Hologic Inc.	127,359	4,470
* Varian Medical Systems Inc.	43,028	4,417
* Elanco Animal Health Inc.	187,365	4,195
Dentsply Sirona Inc.	105,609	4,101
* Exact Sciences Corp.	69,900	4,054
* Mylan NV	244,235	3,641
Universal Health Services Inc. Class B	36,142	3,581
* Henry Schein Inc.	69,492	3,511
* DaVita Inc.	40,050	3,046
* ABIOMED Inc.	20,346	2,953
Perrigo Co. plc	61,213	2,944
* Jazz Pharmaceuticals plc	25,476	2,541
* PPD Inc.	32,217	574
		162,764
Industrials (16.4%)
Verisk Analytics Inc.	77,713	10,832
Amphenol Corp. Class A	140,612	10,248

*	CoStar Group Inc.	17,339	10,182
	Ball Corp.	155,132	10,031
	Waste Connections Inc.	125,061	9,692
	Fastenal Co.	272,020	8,501
*	Mettler-Toledo International Inc.	11,559	7,982
	AMETEK Inc.	108,376	7,805
	TransDigm Group Inc.	24,170	7,739
*	FleetCor Technologies Inc.	41,139	7,674
*	Keysight Technologies Inc.	88,900	7,439
	Cintas Corp.	41,736	7,230
	Vulcan Materials Co.	62,722	6,778
	Old Dominion Freight Line Inc.	51,067	6,703
	Kansas City Southern	47,007	5,978
	TransUnion	89,256	5,907
	Dover Corp.	68,957	5,788
	Martin Marietta Materials Inc.	29,684	5,617
	Xylem Inc.	85,386	5,561
*	Waters Corp.	30,535	5,559
	WW Grainger Inc.	21,726	5,399
	Expeditors International of Washington Inc.	80,849	5,394
	Broadridge Financial Solutions Inc.	54,302	5,150
	Jacobs Engineering Group Inc.	62,987	4,993
	Masco Corp.	135,747	4,693
*	Square Inc.	82,417	4,317
	CH Robinson Worldwide Inc.	64,207	4,251
	Westinghouse Air Brake Technologies Corp.	86,462	4,161
	Rockwell Automation Inc.	27,362	4,129
	Avery Dennison Corp.	39,717	4,046
	Packaging Corp. of America	44,916	3,900
*	Trimble Inc.	118,326	3,766
	JB Hunt Transport Services Inc.	40,473	3,733
*	Crown Holdings Inc.	64,128	3,722
*	United Rentals Inc.	35,622	3,666
	Huntington Ingalls Industries Inc.	19,369	3,529
	Westrock Co.	122,413	3,459
	Hubbell Inc.	25,797	2,960
	Textron Inc.	108,447	2,892
	Snap-on Inc.	25,992	2,828
	Jack Henry & Associates Inc.	18,200	2,825
	HEICO Corp. Class A	38,200	2,441
*	Sensata Technologies Holding plc	75,366	2,180
*	Ingersoll Rand Inc.	78,000	1,934
*	IPG Photonics Corp.	16,341	1,802
	Xerox Holdings Corp.	86,774	1,644
	Cognex Corp.	38,341	1,619
	HEICO Corp.	19,100	1,425
	AO Smith Corp.	32,289	1,221
	Pentair plc	39,820	1,185
*	XPO Logistics Inc.	21,951	1,070
	FLIR Systems Inc.	31,891	1,017
	Robert Half International Inc.	26,216	990
			255,587
Oil & Gas (2.1%)
	Hess Corp.	130,069	4,331
	ONEOK Inc.	196,107	4,277
	Concho Resources Inc.	95,453	4,090
*	Cheniere Energy Inc.	108,817	3,645

Halliburton Co.	396,446	2,716
Diamondback Energy Inc.	76,172	1,996
National Oilwell Varco Inc.	182,898	1,798
HollyFrontier Corp.	68,983	1,691
Cabot Oil & Gas Corp.	96,462	1,658
Baker Hughes Co.	153,452	1,611
Noble Energy Inc.	227,115	1,372
Marathon Oil Corp.	379,637	1,249
Devon Energy Corp.	172,900	1,195
Targa Resources Corp.	110,398	763
Apache Corp.	178,425	746
^ Continental Resources Inc.	35,013	267
		33,405
Technology (17.8%)
* Advanced Micro Devices Inc.	264,036	12,008
Motorola Solutions Inc.	81,257	10,801
KLA Corp.	74,879	10,763
* Veeva Systems Inc. Class A	62,350	9,750
Xilinx Inc.	119,321	9,300
* ANSYS Inc.	39,940	9,285
* Splunk Inc.	73,201	9,240
* Synopsys Inc.	71,271	9,179
* VeriSign Inc.	50,154	9,032
Cerner Corp.	141,472	8,911
* Cadence Design Systems Inc.	133,031	8,785
* Twitter Inc.	349,800	8,591
Citrix Systems Inc.	58,615	8,297
Microchip Technology Inc.	113,370	7,687
* Palo Alto Networks Inc.	44,123	7,235
Skyworks Solutions Inc.	80,826	7,224
Marvell Technology Group Ltd.	316,367	7,159
* Fortinet Inc.	68,900	6,971
* IAC/InterActiveCorp	37,367	6,697
* Akamai Technologies Inc.	72,866	6,667
CDW Corp.	68,191	6,360
Maxim Integrated Products Inc.	128,204	6,232
* Okta Inc.	50,600	6,186
Western Digital Corp.	134,055	5,579
* Snap Inc.	458,918	5,457
* Twilio Inc.	59,100	5,289
Seagate Technology plc	105,963	5,171
* Arista Networks Inc.	25,405	5,146
NortonLifeLock Inc.	266,183	4,980
* Paycom Software Inc.	23,600	4,768
* GoDaddy Inc. Class A	81,116	4,633
NetApp Inc.	108,380	4,518
SS&C Technologies Holdings Inc.	101,713	4,457
* Qorvo Inc.	55,182	4,449
* Gartner Inc.	40,337	4,016
* Black Knight Inc.	67,540	3,921
* RingCentral Inc. Class A	17,800	3,772
* F5 Networks Inc.	28,836	3,075
Juniper Networks Inc.	158,393	3,032
* Slack Technologies Inc. Class A	111,098	2,982
Hewlett Packard Enterprise Co.	306,500	2,976
* Pinterest Inc. Class A	144,890	2,237
* Dropbox Inc. Class A	101,933	1,845

^,*	Match Group Inc.	24,955	1,648
DXC Technology Co.	61,031	797
*	Crowdstrike Holdings Inc. Class A	9,900	551
*	Datadog Inc. Class A	13,000	468
278,127
Telecommunications (0.5%)
CenturyLink Inc.	517,355	4,894
*	Zoom Video Communications Inc. Class A	21,542	3,148
8,042
Utilities (7.5%)
WEC Energy Group Inc.	149,571	13,182
Eversource Energy	153,448	12,001
FirstEnergy Corp.	256,268	10,269
American Water Works Co. Inc.	85,735	10,250
Entergy Corp.	94,432	8,874
DTE Energy Co.	90,849	8,628
Ameren Corp.	116,630	8,494
CMS Energy Corp.	134,586	7,907
Evergy Inc.	108,135	5,953
Alliant Energy Corp.	115,834	5,594
NiSource Inc.	177,403	4,430
AES Corp.	315,246	4,287
Pinnacle West Capital Corp.	53,395	4,047
CenterPoint Energy Inc.	237,173	3,664
Vistra Energy Corp.	184,488	2,944
OGE Energy Corp.	94,828	2,914
NRG Energy Inc.	56,900	1,551
Avangrid Inc.	29,445	1,289
116,278
Total Common Stocks (Cost $1,650,677)	1,550,520

Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
1,2 Vanguard Market Liquidity Fund	0.943%	86,717	8,661

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill	1.527%	4/30/20	400	400
Total Temporary Cash Investments (Cost $9,070)	9,061
Total Investments (100.0%) (Cost $1,659,747) 2,3	1,559,581
Other Asset and Liabilities-Net (0.0%)	294
Net Assets (100%)	1,559,875
Cost rounded to $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,270,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $3,132,000 and cash of $1,246,000 was received for securities on loan.
3 Securities with a value of $400,000 and cash of $330,000 have been segregated as initial margin for open futures contracts.

Mid-Cap Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	47	6,039	555
E-mini S&P Mid-Cap 400 Index	June 2020	9	1,294	(88)
				467

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers.
The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Mid-Cap Index Portfolio

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio's investments and derivatives as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,550,520	—	—	1,550,520
Temporary Cash Investments	8,661	400	—	9,061
Total	1,559,181	400	—	1,559,581
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	155	—	—	155
1 Represents variation margin on the last day of the reporting period.